UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: FEBRUARY 28

Date of reporting period: MARCH 1, 2017 – AUGUST 31, 2017

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

AMG Funds	SEMI -ANNUAL REPORT

AMG Funds

August 31, 2017

AMG Systematic Large Cap Value Fund

Class N: MSYAX    |    Class I: MSYSX

AMG Systematic Mid Cap Value Fund

Class N: SYAMX    |    Class I: SYIMX

www.amgfunds.com |	SAR004-0817

AMG Funds

Semi-Annual Report — August 31, 2017 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Systematic Large Cap Value Fund	4

AMG Systematic Mid Cap Value Fund	8

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	12

Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	14

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	15

Detail of changes in assets for the past two fiscal periods

Financial Highlights	16

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	20

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	25

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses.

You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended August 31, 2017	Expense Ratio for the Period	Beginning Account Value 03/01/17	Ending Account Value 08/31/17	Expenses Paid During the Period*
AMG Systematic Large Cap Value Fund
Based on Actual Fund Return
Class N	1.06%	$1,000	$1,021	$5.40
Class I	0.81%	$1,000	$1,023	$4.13

Based on Hypothetical 5% Annual Return
Class N	1.06%	$1,000	$1,020	$5.40
Class I	0.81%	$1,000	$1,021	$4.13
AMG Systematic Mid Cap Value Fund
Based on Actual Fund Return
Class N	1.12%	$1,000	$1,002	$5.65
Class I	0.87%	$1,000	$1,004	$4.39

Based on Hypothetical 5% Annual Return
Class N	1.12%	$1,000	$1,020	$5.70
Class I	0.87%	$1,000	$1,021	$4.43

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Fund Performance (unaudited)

Periods ended August 31, 2017

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended August 31, 2017.

Average Annual Total Returns[1]	Six Months*	One Year	Five Year	Ten Year
AMG Systematic Large Cap Value Fund[2,3,4,5,6]
Class N	2.11%	18.56%	11.53%	4.48%
Class I	2.25%	18.87%	11.83%	4.76%

Russell 1000® Value Index[8]	0.46%	11.58%	13.25%	5.96%
AMG Systematic Mid Cap Value Fund[2,4,5,6,7]
Class N	0.22%	12.87%	10.51%	6.22%
Class I	0.36%	13.17%	10.79%	6.49%

Russell Midcap® Value Index[9]	0.06%	10.82%	14.22%	7.82%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.835.3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of August 31, 2017. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.
[4]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
[5]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.
[6]	The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.
[7]	The Fund is subject to risks associated with investments in mid-capitalization companies, such as greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.
[8]	The Russell 1000® Value Index is a large-cap value index measuring the performance of the largest 1,000 U.S. incorporated companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 1000® Value Index is unmanaged, is not available for investment and does not incur expenses.
[9]	The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. Unlike the Fund, the Russell Midcap® Value Index is unmanaged, is not available for investment and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies. Not FDIC insured, nor bank guaranteed. May lose value.

AMG Systematic Large Cap Value Fund

Fund Snapshots (unaudited)

August 31, 2017

PORTFOLIO BREAKDOWN

Sector	AMG Systematic Large Cap Value Fund*	Russell 1000® Value Index
Financials	27.1%	25.4%
Information Technology	12.3%	8.2%
Health Care	11.5%	14.3%
Energy	9.3%	10.2%
Industrials	9.2%	8.5%
Consumer Discretionary	6.9%	6.9%
Materials	6.6%	2.8%
Consumer Staples	3.9%	9.0%
Telecommunication Services	3.4%	3.2%
Real Estate	1.7%	5.0%
Utilities	1.6%	6.5%
Other Assets Less Liabilities	6.5%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	%of Net Assets
Bank of America Corp.**	4.4%
Citigroup, Inc.**	3.4
JPMorgan Chase & Co.**	3.4
Johnson & Johnson**	2.4
Chevron Corp.**	2.4
Merck & Co., Inc.**	2.4
The PNC Financial Services Group, Inc.**	2.3
Microsoft Corp.**	2.2
KeyCorp	2.0
AT&T, Inc.	1.9

Top Ten as a Group	26.8%

**	Top Ten Holdings as of February 28, 2017.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Systematic Large Cap Value Fund

Schedule of Portfolio Investments (unaudited)

August 31, 2017

	Shares	Value
Common Stocks - 93.5%
Consumer Discretionary - 6.9%
Burlington Stores, Inc. *	365	$31,802
CBS Corp., Class B	1,015	65,021
D.R. Horton, Inc.	560	20,244
Delphi Automotive PLC	385	37,114
Las Vegas Sands Corp.	690	42,925
Lowe’s Cos., Inc.	705	52,092
PVH Corp.	850	107,007
Sony Corp., ADR	845	33,487
Twenty-First Century Fox, Inc., Class A	2,815	77,666
Total Consumer Discretionary		467,358
Consumer Staples - 3.9%
Conagra Brands, Inc.	850	27,591
CVS Health Corp.	715	55,298
Mondelez International, Inc., Class A	1,255	51,028
Pinnacle Foods, Inc.	690	40,924
Walgreens Boots Alliance, Inc.	1,145	93,318
Total Consumer Staples		268,159
Energy - 9.3%
Andeavor	315	31,547
Chesapeake Energy Corp. *,1	8,120	29,557
Chevron Corp.	1,530	164,659
Devon Energy Corp.	2,935	92,159
Energen Corp. *	1,760	90,253
Kinder Morgan, Inc.	2,440	47,165
National Oilwell Varco, Inc. [1]	1,180	36,191
Noble Energy, Inc.	2,235	53,126
Valero Energy Corp.	910	61,971
Weatherford International PLC *,1	6,885	26,369
Total Energy		632,997
Financials - 27.1%
Aflac, Inc.	655	54,070
American Express Co.	975	83,947
Bank of America Corp.	12,420	296,714
The Bank of New York Mellon Corp.	620	32,414
Brighthouse Financial, Inc. *	210	11,985
Citigroup, Inc.	3,400	231,302
Citizens Financial Group, Inc.	1,485	49,198
E*TRADE Financial Corp. *	1,320	54,133
The Hartford Financial Services Group, Inc.	1,255	67,858
JPMorgan Chase & Co.	2,533	230,224
KeyCorp	7,720	132,861

	Shares	Value
Lincoln National Corp.	865	$58,699
MetLife, Inc.	2,300	107,709
Morgan Stanley	2,405	109,427
The PNC Financial Services Group, Inc.	1,250	156,762
SunTrust Banks, Inc.	1,145	63,090
Unum Group	1,625	78,293
XL Group, Ltd.	510	20,890
Total Financials		1,839,576
Health Care - 11.5%
Aetna, Inc.	350	55,195
Amgen, Inc.	435	77,330
Anthem, Inc.	265	51,951
Baxter International, Inc.	650	40,326
Boston Scientific Corp. *	2,095	57,717
Celgene Corp. *	550	76,411
Eli Lilly & Co.	520	42,271
Gilead Sciences, Inc.	245	20,509
Johnson & Johnson	1,245	164,801
Merck & Co., Inc.	2,550	162,843
Quest Diagnostics, Inc.	295	31,963
Total Health Care		781,317
Industrials - 9.2%
Allison Transmission Holdings, Inc.	1,165	40,460
American Airlines Group, Inc.	2,320	103,797
Caterpillar, Inc.	700	82,243
Cummins, Inc.	515	82,081
Deere & Co.	430	49,850
Eaton Corp. PLC	785	56,331
Emerson Electric Co.	845	49,889
KBR, Inc.	3,615	58,816
Oshkosh Corp.	455	33,943
Pentair PLC	705	43,745
United Continental Holdings, Inc. *	405	25,094
Total Industrials		626,249
Information Technology - 12.3%
Activision Blizzard, Inc.	570	37,369
Advanced Micro Devices, Inc. *,1	1,685	21,905
Analog Devices, Inc.	570	47,692
Applied Materials, Inc.	1,705	76,930
Coherent, Inc. *	140	32,665
Intel Corp.	1,375	48,221
Lam Research Corp.	365	60,583
Micron Technology, Inc. *	3,315	105,980

The accompanying notes are an integral part of these financial statements.

AMG Systematic Large Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 12.3% (continued)
Microsoft Corp.	1,970	$147,297
NetApp, Inc.	470	18,170
Oracle Corp.	1,985	99,905
STMicroelectronics, NV	2,085	36,362
Western Digital Corp.	1,180	104,159
Total Information Technology		837,238
Materials - 6.6%
Albemarle Corp.	290	33,715
Alcoa Corp.	2,090	91,709
The Chemours Co.	1,710	83,910
The Dow Chemical Co.	1,415	94,310
FMC Corp.	405	34,919
Freeport-McMoRan, Inc. *	3,740	55,277
WestRock Co.	915	52,073
Total Materials		445,913
Real Estate - 1.7%
Digital Realty Trust, Inc., REIT [1]	340	40,236
Host Hotels & Resorts, Inc., REIT	2,930	53,091
SL Green Realty Corp., REIT	220	21,204
Total Real Estate		114,531
Telecommunication Services - 3.4%
AT&T, Inc.	3,500	131,110
Sprint Corp. *,1	4,870	40,178
T-Mobile US, Inc. *	885	57,268
Total Telecommunication Services		228,556
Utilities - 1.6%
Ameren Corp.	345	20,697

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $149,494 or 2.2% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Shares	Value
Entergy Corp.	320	$25,334
Exelon Corp.	1,662	62,940
Total Utilities		108,971
Total Common Stocks (Cost $4,866,727)		6,350,865

	Principal Amount
Short-Term Investments - 4.1%
Repurchase Agreements - 2.2%[2]
Deutsche Bank Securities, Inc., dated 08/31/17, due 09/01/17, 1.070% total to be received $152,766 (collateralized by various U.S. Government Agency Obligations, 0.625% - 2.875%, 09/30/17 - 08/15/45, totaling $155,816)	$152,761	152,761

	Shares
Other Investment Companies - 1.9%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.93% [3]	128,479	128,479
Total Short-Term Investments (Cost $281,240)		281,240
Total Investments - 97.6% (Cost $5,147,967)		6,632,105
Other Assets, less Liabilities - 2.4%		159,668
Net Assets - 100.0%		$6,791,773

[3]	Yield shown represents the August 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG Systematic Large Cap Value Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of August 31, 2017:

(See Note 1(a) in the Notes to Financial Statements.)

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$6,350,865	—	—	$6,350,865
Short-Term Investments
Repurchase Agreements	—	$152,761	—	152,761
Other Investment Companies	128,479	—	—	128,479

Total Investments in Securities	$6,479,344	$152,761	—	$6,632,105

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of August 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

AMG Systematic Mid Cap Value Fund

Fund Snapshots (unaudited)

August 31, 2017

PORTFOLIO BREAKDOWN

Sector	AMG Systematic Mid Cap Value Fund*	Russell Midcap® Value Index
Financials	14.9%	19.7%
Consumer Discretionary	14.0%	12.0%
Information Technology	12.7%	6.6%
Real Estate	11.8%	14.9%
Industrials	10.8%	11.4%
Materials	8.9%	5.3%
Energy	8.3%	7.4%
Utilities	6.8%	11.3%
Health Care	6.1%	6.9%
Consumer Staples	5.1%	3.7%
Telecommunication Services	0.0%	0.8%
Other Assets Less Liabilities	0.6%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Public Service Enterprise Group, Inc.**	2.7%
Citizens Financial Group, Inc.**	2.6
PVH Corp.	2.6
Alcoa Corp.	2.4
Pinnacle Foods, Inc.**	2.3
Unum Group**	2.2
KBR, Inc.**	2.2
Energen Corp.	2.1
Exelon Corp.**	2.1
Micron Technology, Inc.	2.1

Top Ten as a Group	23.3%

**	Top Ten Holdings as of February 28, 2017.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (unaudited)

August 31, 2017

	Shares	Value
Common Stocks - 99.4%
Consumer Discretionary - 14.0%
Aramark	25,040	$1,018,878
Burlington Stores, Inc. *	8,560	745,833
CBS Corp., Class B	14,440	925,026
The Children’s Place, Inc. [1]	9,920	1,053,008
Lions Gate Entertainment Corp., Class B *	47,400	1,330,518
Meredith Corp. [1]	12,995	706,278
Newell Brands, Inc.	18,930	913,940
PVH Corp.	18,086	2,276,847
Toll Brothers, Inc.	46,700	1,819,432
Visteon Corp. *	5,135	592,784
Wolverine World Wide, Inc.	35,685	938,516
Total Consumer Discretionary		12,321,060
Consumer Staples - 5.1%
Nomad Foods, Ltd. *	58,980	885,880
Pinnacle Foods, Inc.	33,415	1,981,844
Tyson Foods, Inc., Class A	9,125	577,612
US Foods Holding Corp. *	36,805	1,010,297
Total Consumer Staples		4,455,633
Energy - 8.3%
Andeavor	7,495	750,624
Arch Coal, Inc., Class A [1]	12,230	976,810
Energen Corp. *	36,000	1,846,080
Hess Corp.	9,600	373,440
Precision Drilling Corp. *	418,160	1,070,490
SM Energy Co.	49,855	666,063
US Silica Holdings, Inc. [1]	16,305	443,659
WPX Energy, Inc. *	116,165	1,160,488
Total Energy		7,287,654
Financials - 14.9%
Athene Holding, Ltd., Class A *	27,845	1,489,986
Citizens Financial Group, Inc.	70,325	2,329,867
Comerica, Inc.	21,360	1,457,820
E*TRADE Financial Corp. *	21,390	877,204
FNB Corp.	92,775	1,177,315
The Hartford Financial Services Group, Inc.	25,225	1,363,916
KeyCorp	45,610	784,948
Lazard, Ltd., Class A	39,760	1,705,306
Unum Group	40,130	1,933,463
Total Financials		13,119,825
Health Care - 6.1%
Baxter International, Inc.	21,760	1,349,990

	Shares	Value
Boston Scientific Corp. *	27,610	$760,656
Envision Healthcare Corp. *	24,680	1,293,479
HealthSouth Corp.	18,570	849,577
ICON PLC *	4,875	552,776
PerkinElmer, Inc.	4,925	329,926
Tivity Health, Inc. *,1	6,285	246,372
Total Health Care		5,382,776
Industrials - 10.8%
ABM Industries, Inc.	15,160	673,559
AGCO Corp.	5,055	346,015
Atlas Air Worldwide Holdings, Inc. *	7,870	525,716
Cummins, Inc.	5,820	927,591
Eaton Corp. PLC	8,950	642,252
GATX Corp. [1]	11,575	701,213
JetBlue Airways Corp. *	19,225	380,847
KBR, Inc.	118,425	1,926,775
ManpowerGroup, Inc.	1,600	178,416
Oshkosh Corp.	5,620	419,252
Terex Corp.	22,620	872,001
United Continental Holdings, Inc. *	20,480	1,268,941
United Rentals, Inc. *	5,210	615,093
Total Industrials		9,477,671
Information Technology - 12.7%
Barracuda Networks, Inc. *	61,890	1,498,357
Belden, Inc.	21,955	1,692,072
Lam Research Corp.	3,132	519,849
Leidos Holdings, Inc.	16,185	943,909
Micron Technology, Inc. *	57,255	1,830,442
Microsemi Corp. *	24,865	1,252,699
NetApp, Inc.	21,595	834,863
Orbotech, Ltd. *	10,210	405,745
Teradyne, Inc.	40,785	1,452,354
Western Digital Corp.	5,300	467,831
Xilinx, Inc.	4,410	291,325
Total Information Technology		11,189,446
Materials - 8.9%
Agrium, Inc.	7,135	699,515
Alcoa Corp.	48,430	2,125,108
Avery Dennison Corp.	11,895	1,121,223
Freeport-McMoRan, Inc. *	22,990	339,792
Huntsman Corp.	54,070	1,436,640
Newmont Mining Corp.	15,440	591,970

The accompanying notes are an integral part of these financial statements.

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 8.9% (continued)
WestRock Co.	27,405	$1,559,619
Total Materials		7,873,867
Real Estate - 11.8%
CBRE Group, Inc., Class A *	23,703	855,204
Digital Realty Trust, Inc., REIT [1]	7,830	926,602
DuPont Fabros Technology, Inc., REIT	6,863	441,703
EPR Properties, REIT	24,995	1,741,152
Gaming and Leisure Properties, Inc., REIT	7,225	283,148
Host Hotels & Resorts, Inc., REIT	59,135	1,071,526
Liberty Property Trust, REIT	35,230	1,500,798
Medical Properties Trust, Inc., REIT	71,875	945,875
Piedmont Office Realty Trust, Inc., Class A, REIT	58,325	1,181,081
SL Green Realty Corp., REIT	15,405	1,484,734
Total Real Estate		10,431,823
Utilities - 6.8%
Ameren Corp.	16,335	979,937
Entergy Corp.	9,400	744,198
Exelon Corp.	48,431	1,834,082
Public Service Enterprise Group, Inc. *	51,600	2,416,944
Total Utilities		5,975,161
Total Common Stocks (Cost $80,732,819)		87,514,916
	Principal Amount
Short-Term Investments - 4.9%
Repurchase Agreements - 4.4%[2]
Cantor Fitzgerald Securities, Inc., dated 08/31/17, due 09/01/17, 1.130% total to be received $1,000,031 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 09/25/17 - 05/20/67, totaling $1,020,000)	$1,000,000	1,000,000

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $3,790,280 or 4.3% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Principal Amount	Value
Daiwa Capital Markets America, dated 08/31/17, due 09/01/17, 1.100% total to be received $1,000,031 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 09/07/17 - 12/01/51, totaling $1,020,000)	$1,000,000	$1,000,000
MUFG Securities Americas, Inc., dated 08/31/17, due 09/01/17, 1.060% total to be received $833,536 (collateralized by various U.S. Government Agency Obligations, 1.920% - 5.370%, 01/01/19 - 03/15/57, totaling $850,181)	833,511	833,511
RBC Capital Markets LLC dated 08/31/17, due 09/01/17, 1.050% total to be received $1,000,029 (collateralized by various U.S. Government Agency Obligations, 0.125% - 7.000%, 01/15/18 - 09/09/49, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		3,833,511
	Shares
Other Investment Companies - 0.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.93% [3]	482,981	482,981
Total Short-Term Investments (Cost $4,316,492)		4,316,492
Total Investments - 104.3% (Cost $85,049,311)		91,831,408
Other Assets, less Liabilities - (4.3)%		(3,762,117)
Net Assets - 100.0%		$88,069,291

[3]	Yield shown represents the August 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of August 31, 2017:

(See Note 1(a) in the Notes to Financial Statements.)

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$87,514,916	—	—	$87,514,916
Short-Term Investments
Repurchase Agreements	—	$3,833,511	—	3,833,511
Other Investment Companies	482,981	—	—	482,981

Total Investments in Securities	$87,997,897	$3,833,511	—	$91,831,408

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of August 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

August 31, 2017

	AMG Systematic Large Cap Value Fund	AMG Systematic Mid Cap Value Fund#
Assets:
Investments at value* (including securities on loan valued at $149,494 and $3,790,280, respectively)	$6,632,105	$91,831,408
Receivable for investments sold	784,889	1,312,305
Dividend, interest and other receivables	15,566	116,798
Receivable for Fund shares sold	657	54,908
Receivable from affiliate	9,649	12,485
Prepaid expenses	14,941	9,459
Total assets	7,457,807	93,337,363
Liabilities:
Payable upon return of securities loaned	152,761	3,833,511
Payable for investments purchased	34,143	1,049,209
Payable for Fund shares repurchased	446,837	242,279
Accrued expenses:
Investment advisory and management fees	3,527	45,166
Administrative fees	962	11,291
Distribution fees	677	2,631
Professional fees	15,725	11,645
Trustee fees and expenses	691	3,286
Other	10,711	69,054
Total liabilities	666,034	5,268,072
Net Assets	$6,791,773	$88,069,291
* Investments at cost	$5,147,967	$85,049,311

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Systematic Large Cap Value Fund	AMG Systematic Mid Cap Value Fund#
Net Assets Represent:
Paid-in capital	$2,124,793	$108,440,807
Undistributed (distribution in excess of) net investment income	93,733	(360,350)
Accumulated net realized gain (loss) from investments	3,089,109	(26,793,263)
Net unrealized appreciation of investments	1,484,138	6,782,097
Net Assets	$6,791,773	$88,069,291
Class N:
Net Assets	$2,355,507	$12,214,686
Shares outstanding	277,772	873,410
Net asset value, offering and redemption price per share	$8.48	$13.99
Class I:
Net Assets	$4,436,266	$75,854,605
Shares outstanding	522,216	5,412,100
Net asset value, offering and redemption price per share	$8.50	$14.02

#	Effective June 23, 2017, Class S shares were converted into Class I shares.

The accompanying notes are an integral part of these financial statements.

Statements of Operations (unaudited)

For the six months ended August 31, 2017

	AMG Systematic Large Cap Value Fund	AMG Systematic Mid Cap Value Fund
Investment Income:
Dividend income	$122,487	$743,706
Securities lending income	322	5,512
Foreign withholding tax	(113)	(1,945)
Total investment income	122,696	747,273
Expenses:
Investment advisory and management fees	37,806	283,339
Administrative fees	10,311	70,835
Distribution fees - Class N	11,891	18,002
Shareholder servicing fees - Class S#	—	111
Professional fees	15,563	18,549
Registration fees	21,538	38,692
Transfer agent fees	5,237	4,992
Custodian fees	5,294	21,075
Reports to shareholders	6,409	24,476
Trustee fees and expenses	692	3,436
Miscellaneous	1,021	4,002
Total expenses before offsets	115,762	487,509
Expense reimbursements	(48,193)	(57,987)
Expense reductions	(2,067)	(17,948)
Net expenses	65,502	411,574
Net investment income	57,194	335,699
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	3,532,095	4,481,370
Net change in unrealized appreciation/depreciation of investments	(3,460,623)	(4,599,118)
Net realized and unrealized gain (loss)	71,472	(117,748)
Net increase in net assets resulting from operations	$128,666	$217,951

#	Effective June 23, 2017, Class S shares were converted into Class I shares.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended August 31, 2017 (unaudited) and the fiscal year ended February 28, 2017

	AMG Systematic Large Cap Value Fund		AMG Systematic Mid Cap Value Fund
	August 31, 2017	February 28, 2017#	August 31, 2017	February 28, 2017#
Increase in Net Assets Resulting From Operations:
Net investment income	$57,194	$394,526	$335,699	$1,129,794
Net realized gain on investments	3,532,095	4,620,117	4,481,370	23,483,751
Net change in unrealized appreciation/depreciation of investments	(3,460,623)	4,694,051	(4,599,118)	17,113,533
Net increase in net assets resulting from operations	128,666	9,708,694	217,951	41,727,078
Distributions to Shareholders:
From net investment income:
Class N	—	(260,588)	—	(332,805)
Class S##	—	—	—	(36,087)
Class I	—	(222,797)	—	(2,217,934)
From net realized gain on investments:
Class N	(2,675,445)	(132,218)	—	—
Class I	(1,124,586)	(98,035)	—	—
Total distributions to shareholders	(3,800,031)	(713,638)	—	(2,586,826)
Capital Share Transactions:[1]
Net decrease from capital share transactions	(9,860,917)	(26,870,587)	(23,626,301)	(100,558,857)
Total decrease in net assets	(13,532,282)	(17,875,531)	(23,408,350)	(61,418,605)
Net Assets:
Beginning of period	20,324,055	38,199,586	111,477,641	172,896,246
End of period	$6,791,773	$20,324,055	$88,069,291	$111,477,641
End of period undistributed (accumulated) net investment income (loss)	$93,733	$36,539	$(360,350)	$(696,049)

#	Effective October 1, 2016, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
##	Effective June 23, 2017, Class S shares were converted into Class I shares.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Systematic Large Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Class N	For the six months ended August 31, 2017 (unaudited)	For the fiscal year ended
		February 28, 2017#	February 29, 2016	February 28, 2015	February 28, 2014	February 28, 2013*
Net Asset Value, Beginning of Period	$11.41	$8.81	$11.55	$12.30	$11.12	$10.05
Income (loss) from Investment Operations:
Net investment income1, [2]	0.04	0.10	0.09	0.10	0.12	0.13 [3]
Net realized and unrealized gain (loss) on investments	0.11	2.76	(1.91)	1.16	2.79	1.09
Total income (loss) from investment operations	0.15	2.86	(1.82)	1.26	2.91	1.22
Less Distributions to Shareholders from:
Net investment income	—	(0.17)	(0.09)	(0.11)	(0.16)	(0.15)
Net realized gain on investments	(3.08)	(0.09)	(0.83)	(1.90)	(1.57)	—
Total distributions to shareholders	(3.08)	(0.26)	(0.92)	(2.01)	(1.73)	(0.15)
Net Asset Value, End of Period	$8.48	$11.41	$8.81	$11.55	$12.30	$11.12
Total Return[2]	2.11%[4]	32.45%[5]	(16.63)%[5]	10.24%	26.32%	12.21%
Ratio of net expenses to average net assets[6]	1.04%[7]	1.04%	1.04%	1.00%	1.05%[8]	1.02%[9]
Ratio of gross expenses to average net assets[10]	1.76%[7]	1.26%	1.17%	1.15%	1.15%[8]	1.15%[9]
Ratio of net investment income to average net assets[2]	0.74%[7]	0.97%	0.87%	0.82%	0.98%[8]	1.26%[9]
Portfolio turnover	27%[4]	141%	87%	91%	103%	101%
Net assets end of period (000’s) omitted	$2,356	$15,929	$14,697	$20,564	$19,732	$28,153

AMG Systematic Large Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended August 31, 2017 (unaudited)	For the fiscal year ended

		February 28,	February 29,	February 28,	February 28,	February 28,
Class I		2017#	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.42	$8.81	$11.56	$12.31	$11.13	$10.06
Income (loss) from Investment Operations:
Net investment income1, [2]	0.05	0.12	0.12	0.14	0.15	0.15 [3]
Net realized and unrealized gain (loss) on investments	0.11	2.78	(1.91)	1.16	2.80	1.09
Total income (loss) from investment operations	0.16	2.90	(1.79)	1.30	2.95	1.24
Less Distributions to Shareholders from:
Net investment income	—	(0.20)	(0.12)	(0.15)	(0.20)	(0.17)
Net realized gain on investments	(3.08)	(0.09)	(0.84)	(1.90)	(1.57)	—
Total distributions to shareholders	(3.08)	(0.29)	(0.96)	(2.05)	(1.77)	(0.17)
Net Asset Value, End of Period	$8.50	$11.42	$8.81	$11.56	$12.31	$11.13
Total Return[2]	2.25%[4]	32.88%[5]	(16.45)%[5]	10.56%	26.71%[5]	12.49%[5]
Ratio of net expenses to average net assets[6]	0.79%[7]	0.80%	0.79%	0.75%	0.80%[8]	0.77%[9]
Ratio of gross expenses to average net assets[10]	1.51%[7]	0.97%	0.92%	0.90%	0.90%[8]	0.90%[9]
Ratio of net investment income to average net assets[2]	0.99%[7]	1.21%	1.13%	1.07%	1.23%[8]	1.51%[9]
Portfolio turnover	27%[4]	141%	87%	91%	103%	101%
Net assets end of period (000’s) omitted	$4,436	$4,395	$23,502	$31,008	$32,897	$40,762

#	Effective October 1, 2016, Investor Class and Institutional Class were renamed Class N and Class I, respectively.
*	Effective December 1, 2012, the Fund’s Class A shares were renamed Investor Class shares and Class C shares converted to Investor Class shares.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.12 and $0.14 for Class N and Class I, respectively.
[4]	Not annualized.
[5]	The Total Return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.
[6]	Includes reduction from broker recapture amounting to 0.02% for the six months ended August 31, 2017, 0.01%, 0.02%, 0.06%, 0.02% and 0.05% for the fiscal years ended 2017, 2016, 2015, 2014 and 2013, respectively.
[7]	Annualized.
[8]	Includes non-routine extraordinary expenses amounting to 0.014% and 0.014% of average net assets for Class N and Class I, respectively.
[9]	Includes non-routine extraordinary expenses amounting to 0.009% and 0.009% of average net assets for Class N and Class I, respectively.
[10]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG Systematic Mid Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended August 31, 2017 (unaudited)	For the fiscal year ended

		February 28,	February 29,	February 28,	February 28,	February 28,
Class N		2017#	2016	2015	2014	2013*
Net Asset Value, Beginning of Period	$13.96	$10.66	$14.06	$14.12	$12.62	$11.18
Income (loss) from Investment Operations:
Net investment income1, [2]	0.04	0.08 [3]	0.06 [3]	0.07 [4]	0.08 [5]	0.11 [6]
Net realized and unrealized gain (loss) on investments	(0.01)	3.50	(2.27)	0.76	2.98	1.42
Total income (loss) from investment operations	0.03	3.58	(2.21)	0.83	3.06	1.53
Less Distributions to Shareholders from:
Net investment income	—	(0.28)	(0.07)	(0.04)	(0.09)	(0.09)
Net realized gain on investments	—	—	(1.12)	(0.85)	(1.47)	—
Total distributions to shareholders	—	(0.28)	(1.19)	(0.89)	(1.56)	(0.09)
Net Asset Value, End of Period	$13.99	$13.96	$10.66	$14.06	$14.12	$12.62
Total Return[2]	0.22%[8]	33.55%	(16.54)%	6.04%	24.38%	13.77%
Ratio of net expenses to average net assets[9]	1.10%[10]	1.09%	1.06%	0.98%	1.07%[11]	1.10%[12]
Ratio of gross expenses to average net assets[13]	1.24%[10]	1.16%	1.08%	1.06%	1.08%[11]	1.12%[12]
Ratio of net investment income to average net assets[2]	0.48%[10]	0.66%	0.45%	0.47%	0.58%[11]	0.94%[12]
Portfolio turnover	45%[8]	146%	122%	128%	153%	118%
Net assets end of period (000’s) omitted	$12,215	$15,875	$22,190	$37,559	$52,464	$32,654

AMG Systematic Mid Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended August 31, 2017## (unaudited)	For the fiscal year ended

		February 28,	February 29,	February 28,	February 28,	February 28,
Class I		2017#	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$13.97	$10.67	$14.08	$14.17	$12.66	$11.22
Income (loss) from Investment Operations:
Net investment income1, [2]	0.05	0.11 [3]	0.09 [3]	0.11 [4]	0.12 [5]	0.14 [6]
Net realized and unrealized gain (loss) on investments	0.00 [7]	3.51	(2.26)	0.77	2.99	1.42
Total income (loss) from investment operations	0.05	3.62	(2.17)	0.88	3.11	1.56
Less Distributions to Shareholders from:
Net investment income	—	(0.32)	(0.11)	(0.11)	(0.12)	(0.12)
Net realized gain on investments	—	—	(1.13)	(0.86)	(1.48)	—
Total distributions to shareholders	—	(0.32)	(1.24)	(0.97)	(1.60)	(0.12)
Net Asset Value, End of Period	$14.02	$13.97	$10.67	$14.08	$14.17	$12.66
Total Return[2]	0.36%[8]	33.91%	(16.30)%	6.33%	24.69%	14.00%
Ratio of net expenses to average net assets[9]	0.85%[10]	0.84%	0.81%	0.73%	0.82%[11]	0.85%[12]
Ratio of gross expenses to average net assets[13]	0.99%[10]	0.91%	0.82%	0.81%	0.83%[11]	0.87%[12]
Ratio of net investment income to average net assets[2]	0.73%[10]	0.87%	0.68%	0.78%	0.83%[11]	1.19%[12]
Portfolio turnover	45%[8]	146%	122%	128%	153%	118%
Net assets end of period (000’s) omitted	$75,855	$93,920	$149,018	$625,712	$571,910	$318,083

#	Effective October 1, 2016, Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
*	Effective December 1, 2012, the Fund’s Class A shares were renamed Investor Class shares and Class C shares converted to Investor Class shares.
##	Effective June 23, 2017, Class S shares were converted to Class I shares.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.04 and $0.07 for Class N and Class I, respectively.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07 and $0.12 for Class N and Class I, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07 and $0.11 for Class N and Class I, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07 and $0.10 for Class N and Class I, respectively.
[7]	Less than $0.005 or $(0.005) per share.
[8]	Not annualized.
[9]	Includes reduction from broker recapture amounting to 0.02% for the six months ended August 31, 2017, 0.03%, 0.01%, 0.08%, 0.01% and 0.02% for the fiscal years ended 2017, 2016, 2015, 2014 and 2013, respectively.
[10]	Annualized.
[11]	Includes non-routine extraordinary expenses amounting to 0.014% and 0.014% of average net assets for Class N and Class I, respectively.
[12]	Includes non-routine extraordinary expenses amounting to 0.011% and 0.010% of average net assets for Class N and Class I, respectively.
[13]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

Notes to Financial Statements (unaudited)

August 31, 2017

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Systematic Large Cap Value Fund (“Large Cap”) and AMG Systematic Mid Cap Value Fund (“Mid Cap”), each a “Fund” and collectively, the “Funds.”

Each Fund offers different classes of shares, which, effective October 1, 2016, were renamed. Large Cap previously offered Investor Class shares and Institutional Class shares which were renamed to Class N and Class I, respectively, and Mid Cap previously offered Investor Class shares, Service Class shares and Institutional Class shares which were renamed to Class N, Class S and Class I, respectively. Effective June 23, 2017, Mid Cap Class S shares were converted to Class I shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities, including Exchange Traded Funds (ETF), traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Notes to Financial Statements (continued)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended August 31, 2017, the impact on the expense ratios, if any, were as follows: Large Cap - $2,067 or 0.02% and Mid Cap - $17,948 or 0.02%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to an investment in partnerships. Temporary differences are primarily due to excise tax, wash sales and an investment in partnerships.

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of August 31, 2017, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

At August 31, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Large Cap	$5,518,380	$1,239,727	$(126,002)	$1,113,725
Mid Cap	90,884,779	4,630,677	(3,684,048)	946,629

Net capital losses incurred may be carried forward for an unlimited time period and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of August 31, 2017, the following Fund had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains for an unlimited time period.

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term	Total
Mid Cap	$19,645,332	$5,793,833	$25,439,165

Large Cap had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended February 28, 2018, such amounts may be used to offset future realized capital gains for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

Notes to Financial Statements (continued)

For the six months ended August 31, 2017 (unaudited) and the fiscal year ended February 28, 2017, the capital stock transactions by class for the Funds were as follows:

		Large Cap				Mid Cap
	August 31, 2017		February 28, 2017		August 31, 2017		February 28, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	29,721	$313,864	206,791	$2,038,702	60,341	$831,626	234,457	$2,972,322
Reinvestment of distributions	323,113	2,662,455	34,796	391,114	—	—	23,283	323,914
Cost of shares repurchased	(1,470,702)	(13,918,856)	(515,047)	(5,379,804)	(324,256)	(4,484,795)	(1,202,669)	(14,874,771)

Net decrease	(1,117,868)	$(10,942,537)	(273,460)	$(2,949,988)	(263,915)	$(3,653,169)	(944,929)	$(11,578,535)

Class S:
Proceeds from sale of shares	—	—	—	—	5,265	$73,055	11,819	$148,971
Reinvestment of distributions	—	—	—	—	—	—	2,525	35,143
Cost of shares repurchased	—	—	—	—	(89,206)	(1,218,096)	(52,201)	(631,160)
Share Conversion	—	—	—	—	(36,667)	(503,433)	—	—

Net decrease	—	—	—	—	(120,608)	$(1,648,474)	(37,857)	$(447,046)

Class I:
Proceeds from sale of shares	63,486	$556,902	450,201	$4,703,634	529,476	$7,320,834	923,201	$11,556,916
Reinvestment of distributions	136,314	1,124,586	28,544	320,832	—	—	158,529	2,208,079
Cost of shares repurchased	(62,478)	(599,868)	(2,762,339)	(28,945,065)	(1,875,993)	(26,148,925)	(8,325,880)	(102,298,271)
Share Conversion	—	—	—	—	36,613	503,433	—	—

Net increase (decrease)	137,322	$1,081,620	(2,283,594)	$(23,920,599)	(1,309,904)	$(18,324,658)	(7,244,150)	$(88,533,276)

At August 31, 2017, certain unaffiliated shareholders of record, including omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Large Cap – one owns 50% and Mid Cap – one owns 63%. Transactions by these shareholders may have a material impact on their respective Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At August 31, 2017, the market value of Repurchase Agreements outstanding for Large Cap and Mid Cap were $152,761 and $3,833,511, respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Systematic Financial Management L.P. (“Systematic”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Systematic.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. Effective October 1, 2016, the Funds’ investment management fees are paid at the following annual rate of each Fund’s respective average daily net assets:

Large Cap	0.55%
Mid Cap	0.60%

Prior to October 1, 2016, the annual rate for the investment management fees were 0.70% and 0.75% of each Funds’ average daily net assets of Large Cap and Mid Cap, respectively.

The Investment Manager has contractually agreed, through at least July 1, 2018, to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of

Notes to Financial Statements (continued)

taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Large Cap and Mid Cap to 0.81% and 0.87%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At August 31, 2017, each Fund’s expiration of recoupment are as follows:

Expiration Period	Large Cap	Mid Cap
Less than 1 year*	$50,042	—
Within 2 years	50,983	$48,773
Within 3 years	87,379	76,387

Total Amount Subject to Recoupment	$188,404	$125,160

*	A portion of this represents the expiration amount through the fiscal year ended February 28, 2018 of $28,148 for Large Cap.

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund as further described in each Fund’s prospectus. Effective October 1, 2016, each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares of each Fund.

Prior to June 23, 2017, for Mid Cap Class S shares, the Board had approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries such as broker-dealers (including fund supermarket platforms), banks and trust companies who provide shareholder recordkeeping, account servicing and other services. Class S shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net assets as shown in the table below. The impact on the annualized expense ratio for the six months ended August 31, 2017, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
Mid Cap
Class S	0.10%	0.03%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended August 31, 2017, Mid Cap borrowed a maximum of $6,200,680 for 3 days paying interest of $567. The interest expense amount is included in the Statement of Operations as miscellaneous expense. For the six months ended August 31, 2017, Large Cap neither borrowed from nor lent to other funds in the AMG Funds family. At August 31, 2017, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended August 31, 2017, were as follows:

	Long Term Securities
Fund	Purchases	Sales
Large Cap	$3,612,863	$17,246,703
Mid Cap	42,475,513	62,930,691

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended August 31, 2017.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate)

Notes to Financial Statements (continued)

are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At August 31, 2017, the value of the securities loaned and cash collateral received, were as follows:

Fund	Securities Loaned	Cash Collateral Received
Large Cap	$149,494	$152,761
Mid Cap	3,790,280	3,833,511

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of August 31, 2017:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Large Cap
Deutsche Bank Securities, Inc.	$152,761	$152,761	—	—
Mid Cap
Cantor Fitzgerald Securities, Inc.	$1,000,000	$1,000,000	—	—
Daiwa Capital Markets America	1,000,000	1,000,000	—	—
MUFG Securities Americas, Inc.	833,511	833,511	—	—
RBC Capital Markets, LLC	1,000,000	1,000,000	—	—

Totals	$3,833,511	$3,833,511	—	—

7. REGULATORY UPDATES

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X, which sets forth the form and content of financial statements. Management has evaluated the implications of adopting these amendments and has determined there is no material impact on the financial statements and accompanying notes. Effective August 1, 2017, the Funds have adopted these amendments.

8. SUBSEQUENT EVENTS

At a meeting held on September 14, 2017, the Board approved a plan to liquidate and terminate Large Cap on or about October 31, 2017.

The Funds have determined that no other material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG Systematic Large Cap Value Fund and AMG Systematic Mid Cap Value Fund: Approval of Investment Management and Subadvisory Agreements on June 28-29, 2017

At an in-person meeting held on June 28-29, 2017, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Systematic Large Cap Value Fund and AMG Systematic Mid Cap Value Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreements, as amended at any time prior to the date of the meeting, with the Subadviser for each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each, a “Peer Group”), performance information for relevant benchmark indices (each, a “Fund Benchmark”) and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 28-29, 2017, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadviser under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to a Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to or replacements of the Subadviser or potential additional subadvisers, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for each Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring the Subadviser’s performance

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG Systematic Large Cap Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2017 was above, below, below and below, respectively, the median performance for the Peer Group and above, below, below and below, respectively, the performance of the Fund Benchmark, the Russell 1000® Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the Fund’s more recent improved performance relative to its Peer Group and Fund Benchmark. The Trustees also noted that Class I shares of the Fund ranked in the top decile relative to its Peer Group for the 1-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

With respect to AMG Systematic Mid Cap Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2017 was above, below, below and above, respectively, the median performance for the Peer Group and above, below, below and below, respectively, the performance of the Fund Benchmark, the Russell Midcap® Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the Fund’s more recent improved performance relative to its Peer Group and Fund Benchmark. The Board also noted that Class I shares of the Fund ranked in the second quintile relative to its Peer Group for the 1-year period and in the second quartile relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the enterprise and entrepreneurial risks undertaken as Investment Manager and sponsor of the Funds and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the various changes in management, administrative and shareholder servicing fee rates that were implemented during the past year for the applicable Fund, noting that the Investment Manager provides administrative and shareholder services to the Funds pursuant to an Administration Agreement with the Funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted any payments that were made from the Subadviser to the Investment Manager, and any other payments made or to be made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the

Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the advisory or subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG Systematic Large Cap Value Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2017 were lower and higher, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through July 1, 2018, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.81%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Systematic Mid Cap Value Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2017 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through July 1, 2018, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.87%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadviser has the resources to perform its duties under each Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable

Fund and its shareholders. Accordingly, on June 28-29, 2017, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

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AMG Funds

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

SUBADVISER

Systematic Financial Management, L.P.

300 Frank W. Burr Blvd.

Glenpointe East, 7th Floor

Teaneck, NJ 07666

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-

800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com |	29

AMG Funds

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management, Inc.

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

SAR004-0817	| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2 (a)under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: November 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: November 3, 2017

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: November 3, 2017